Construction Services Contracts, Continued (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2017	Dec. 31, 2016
Accumulated earned revenue, expense and others [Abstract]
Accumulated earned revenue		₩ 18,236,992	₩ 15,314,737
Accumulated expense		16,937,772	14,396,890
Accumulated profit		1,299,220	917,847
Unearned advance receipts		0	0
Contract with Customer, Asset and Liability [Abstract]
Assets	[1]	55,755	44,930
Liabilities	[2]	₩ 542,921	₩ 651,985

[1]	Included in trade and other receivables, net, in the consolidated statements of financial position.
[2]	Included in non-financial liabilities in the consolidated statements of financial position.